Fees Summary	Mar. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,829,000
Previously Paid Amount	0.00
Total Fee Amount	433.12
Total Offset Amount	0.00
Net Fee	433.12
Narrative - Max Aggregate Offering Price	$ 2,829,000
Final Prospectus	true